Business Combinations (Details) - Schedule of purchase price as of the date of acquisition - Aug. 31, 2018 - Yuhan [Member] ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)
Business Acquisition [Line Items]
Intangible assets (Note 10)	[1]	¥ 97,870	$ 15,149
Net tangible assets	[2]	(24,331)	(3,766)
Goodwill (Note 12)		161,001	24,921
Total fair value of purchase price allocation		234,540	36,304
Cash consideration		140,000	21,670
Fair value of ownership interests previously held in the acquiree		42,595	6,593
Fair value of non-controlling interest		¥ 51,945	$ 8,041

[1]	The acquired intangible assets consisted of trademark, license use right, customer relationship, student base as well as franchise agreements. These intangible assets have estimated amortization periods of five to thirty years.
[2]	Net tangible assets acquired primarily included cash and cash equivalent of RMB6,381 (US$988), short-term investment of RMB46,000 (US$7,120), prepayment and other current assets of RMB20,175 (US$3,123), property and equipment of RMB7,662 (US$1,186), accrued expenses and other current liabilities of RMB18,979 (US$2,938), deferred tax liabilities of RMB24,268 (US$3,756) and prepayments from customers of RMB62,668 (US$9,700) as of the date of acquisition.